Borrowings - Summary of Assets Pledges as Collateral (Detail) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	₩ 5,288,208
Book value [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	6,143,600
Property, plant and equipment including investment property [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	4,969,201
Property, plant and equipment including investment property [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	5,777,330
Trade accounts and notes receivables, net [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	147,581
Trade accounts and notes receivables, net [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	147,581
Inventories [member] | Export-Import Bank of Korea and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	116,378
Inventories [member] | Book value [member] | Export-Import Bank of Korea and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	162,198
Financial instruments [member] | Woori Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	55,048
Financial instruments [member] | Book value [member] | Woori Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	₩ 56,491